Significant Accounting Policies (Details) $ in Thousands	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Advances for drilling units under construction	$ 35,552	$ 0
Cumulative installment payments made to Samsung
Advances for drilling units under construction	$ 501,258
Number of vessels	2